(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Social contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 97,288	R$ 105,065
Social contribution [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	41,246	45,872
Social contribution [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	10,180	11,215
Social contribution [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	0	21,513
Social contribution [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	45,863	26,466
Social contribution [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	0	0
Income tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	315,189	342,262
Income tax [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	114,572	127,421
Income tax [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	34,938	38,491
Income tax [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	0	88,843
Income tax [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	153,618	73,515
Income tax [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 12,061	R$ 13,992